UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co. Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $    1,537,966
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
ACCENTURE PLC IRELAND SHS CLASS A COM            G1151C101   119111  1791145 SH       SOLE                1768820      0 22325
AMPHENOL CORP NEW CL A            COM            032095101   114181  1764776 SH       SOLE                1738851      0 25925
ANSYS INC COM                     COM            03662Q105    86697  1287452 SH       SOLE                1258577      0 28875
APPLE INC COM                     COM            037833100   123162   231433 SH       SOLE                 226718      0  4715
AUTOMATIC DATA PROCESSING INC     COM            053015103    22726   399200 SH       SOLE                 399200      0     0
BOEING CO COM                     COM            097023105      339     4500 SH       SOLE                   4500      0     0
CELGENE CORP COM                  COM            151020104    93015  1185360 SH       SOLE                1167675      0 17685
CHESAPEAKE ENERGY CORP COM        COM            165167107     1712   103000 SH       SOLE                 103000      0     0
EXPRESS SCRIPTS HOLDING CO        COM            30219G108    83730  1550551 SH       SOLE                1525276      0 25275
FASTENAL CO COM                   COM            311900104      414     8875 SH       SOLE                   8875      0     0
HDFC BANK LTD ADR REPS 3 SHS      ADR            40415F101      230     5650 SH       SOLE                   2250      0  3400
INTERCONTINENTALEXCHANGE INC      COM            45865V100    74996   605736 SH       SOLE                 595511      0 10225
MASTERCARD INC CL A               COM            57636Q104   102740   209127 SH       SOLE                 204902      0  4225
MONSANTO CO NEW COM               COM            61166W101     1486    15700 SH       SOLE                  15700      0     0
NETAPP INC COM                    COM            64110D104    27521   820291 SH       SOLE                 820291      0     0
PRAXAIR INC COM                   COM            74005P104    93326   852686 SH       SOLE                 835761      0 16925
PRECISION CASTPARTS CORP COM      COM            740189105    11847    62546 SH       SOLE                  55776      0  6770
PROCTER & GAMBLE CO COM           COM            742718109    29347   432277 SH       SOLE                 432277      0     0
RALPH LAUREN CORP CL A            COM            751212101   114738   765325 SH       SOLE                 757375      0  7950
SCHWAB CHARLES CORP NEW COM       COM            808513105    76864  5352633 SH       SOLE                5263108      0 89525
SENSATA TECHNOLOGIES HLDG BV      COM            N7902X106    30827   949092 SH       SOLE                 949092      0     0
UNITED TECHNOLOGIES CORP COM      COM            913017109    31175   380138 SH       SOLE                 367088      0 13050
V F CORP COM                      COM            918204108    86964   576035 SH       SOLE                 565910      0 10125
VERISK ANALYTICS INC              COM            92345Y106    83864  1645369 SH       SOLE                1612094      0 33275
YUM BRANDS INC COM                COM            988498101   126954  1911965 SH       SOLE                1882740      0 29225


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